TAXATION (Details) - item	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION
Income tax rate (as a percent)	30.00%	30.00%	25.00%	30.00%	30.00%	35.00%
Threshold period for inflation rate exceeding 100%	36 months
Threshold percentage of inflation rate in thirty-six months	100.00%
Accumulated variation of inflation				55.00%	30.00%	15.00%
Inflation adjustment, corresponding to the first, second and third fiscal year	0.33%
Inflation adjustment in next two fiscal periods	0.67%
Number of fiscal period when inflation adjustment was two-third	2
Inflation adjustment, corresponding to the first and second fiscal year	0.17%
Inflation adjustment in next five fiscal periods	0.83%
Number of fiscal period when inflation adjustment was five-sixths	5
Minimum expected Inflation rate	30.00%